Loans and Allowance for Credit Losses - Summary of Loans by Major Class (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Loans and Allowance for Loan Losses
Loans held for investment	$ 1,539,147	$ 1,521,252
Commercial, financial, and agricultural
Loans and Allowance for Loan Losses
Loans held for investment	226,275	244,549
Real Estate Construction - Residential
Loans and Allowance for Loan Losses
Loans held for investment	58,347	32,095
Real Estate Construction - Commercial
Loans and Allowance for Loan Losses
Loans held for investment	130,296	137,235
Real Estate Mortgage - Residential
Loans and Allowance for Loan Losses
Loans held for investment	372,391	361,025
Real estate mortgage − commercial
Loans and Allowance for Loan Losses
Loans held for investment	731,024	722,729
Installment and other consumer
Loans and Allowance for Loan Losses
Loans held for investment	$ 20,814	$ 23,619